Segment information	12 Months Ended
Mar. 31, 2019
Operating Segments [Abstract]
Segment information
Segment information
The Company has two reportable operating segments: Wholesale and Direct-to-Consumer. The Company measures each reportable operating segment’s performance based on revenue and segment operating income, which is the profit metric utilized by the Company’s chief operating decision maker, who is the President and Chief Executive Officer, for assessing the performance of operating segments. Neither reportable operating segment is reliant on any single external customer. Selling, general and administrative expenses not directly associated with the Wholesale or Direct-to-Consumer segments (unallocated) relate to the cost of marketing expenditures to build brand awareness across all segments, corporate costs in support of manufacturing operations, other corporate costs and foreign exchange gains and losses not specifically associated with segment operations.
The Company does not report total assets or total liabilities based on its reportable operating segments.

	2019
	Wholesale	Direct-to-Consumer	Unallocated	Total
	$	$	$	$
Revenue	399.2	431.3	—	830.5
Cost of sales	207.0	106.7	—	313.7
Gross profit	192.2	324.6	—	516.8
Selling, general and administrative expenses	43.0	90.0	169.1	302.1
Depreciation and amortization	—	—	18.0	18.0
Operating income	149.2	234.6	(187.1)	196.7
Net interest and other finance costs				14.2
Income before income taxes				182.5

	2018
	Wholesale	Direct-to-Consumer	Unallocated	Total
	$	$	$	$
Revenue	336.2	255.0	—	591.2
Cost of sales	178.4	65.2	—	243.6
Gross profit	157.8	189.8	—	347.6
Selling, general and administrative expenses	37.2	55.1	107.8	200.1
Depreciation and amortization	—	—	9.4	9.4
Operating income	120.6	134.7	(117.2)	138.1
Net interest and other finance costs				12.9
Income before income taxes				125.2

	2017
	Wholesale	Direct-to-Consumer	Unallocated	Total
	$	$	$	$
Revenue	288.6	115.2	—	403.8
Cost of sales	163.5	28.2	—	191.7
Gross profit	125.1	87.0	—	212.1
Selling, general and administrative expenses	30.7	27.5	106.8	165.0
Depreciation and amortization	—	—	6.6	6.6
Operating income	94.4	59.5	(113.4)	40.5
Net interest and other finance costs				10.0
Income before income taxes				30.5

The Company determines the geographic location of revenue based on the location of its customers.

	2019	2018	2017
Revenue by geography:	$	$	$
Canada	293.3	228.8	155.1
United States	251.1	184.2	131.9
Rest of World	286.1	178.2	116.8
	830.5	591.2	403.8